(Loss) Income Per Common Share (Narrative) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Appreciation Rights [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Deferred compensation agreement share issued	500,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares not included in the computation of diluted earnings per share	6,951,871	6,951,871	6,951,871
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares not included in the computation of diluted earnings per share	4,000,000	4,000,000	4,000,000